PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2020 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (6.5%)
C.H. Robinson Worldwide Inc.	1,576,417	161,094,053
FedEx Corp.	893,766	224,800,024

		385,894,077
Apparel & Luxury Goods (2.4%)
VF Corp.	2,002,993	140,710,258

Banks (3.6%)
First Horizon National Corp.	11,319,185	106,739,915
First Republic Bank, Class A	982,123	107,110,334

		213,850,249
Chemicals (2.4%)
PPG Industries Inc.	1,175,789	143,540,321

Commercial Services & Supplies (4.3%)
Republic Services Inc.	2,739,313	255,714,869

Communications Equipment (0.8%)
Motorola Solutions Inc.	311,393	48,829,536

Electric Utilities (3.1%)
IDACORP Inc.	1,561,368	124,753,303
Portland General Electric Corp.	1,736,225	61,635,988

		186,389,291
Electronic Equipment Instruments (2.5%)
Trimble Inc. [q]	3,024,053	147,271,381

Equity Real Estate Investment Trusts (7.7%)
Americold Realty Trust	3,908,783	139,738,992
Digital Realty Trust Inc.	950,358	139,474,540
Public Storage	429,761	95,716,370
SBA Communications Corp.	247,140	78,709,147

		453,639,049
Food Products (2.0%)
McCormick & Co.	609,291	118,263,383

Health Care Equipment (7.8%)
Dentsply Sirona Inc.	1,673,244	73,170,960
Hologic Inc. [q]	3,278,717	217,936,319
Teleflex Inc.	493,876	168,125,268

		459,232,547
Health Care Technology (3.4%)
Cerner Corp.	2,772,942	200,455,977

Household Products (1.7%)
The Clorox Co.	477,276	100,309,097

Industrial Conglomerates (2.6%)
Roper Technologies Inc.	386,749	152,808,397

Insurance (1.0%)
First American Financial Corp.	1,168,021	59,463,949

IT Services (3.0%)
Jack Henry & Associates Inc.	1,073,263	174,501,832

Life Sciences Tools & Services (2.3%)
Agilent Technologies Inc.			1,346,959	135,962,042

Machinery (5.8%)
Pentair plc			3,039,703	139,127,206
Xylem Inc.			2,348,667	197,569,868

				336,697,074
Media (3.4%)
Cable One Inc.			48,989	92,365,330
Shaw Communications Inc., Class B			5,916,291	107,972,311

				200,337,641
Multi-Utilities (1.2%)
MDU Resources Group Inc.			3,157,636	71,046,810

Professional Services (3.0%)
Verisk Analytics Inc.			938,759	173,961,430

Retail (2.7%)
Burlington Stores Inc. [q]			767,583	158,191,181

Road & Rail (1.7%)
Kansas City Southern			554,028	100,184,883

Semiconductor Equipment (4.6%)
KLA Corp.			762,547	147,735,856
Maxim Integrated Products Inc.			1,873,762	126,685,049

				274,420,905
Services (1.2%)
Hilton Worldwide Holdings Inc.			796,726	67,976,662

Software (12.1%)
Autodesk Inc. [q]			504,412	116,524,216
Cadence Design Systems Inc. [q]			1,378,712	147,012,061
Guidewire Software Inc. [q]			834,730	87,037,297
Nuance Communications Inc. [q]			6,248,603	207,391,134
Synopsys Inc. [q]			723,589	154,833,574

				712,798,282
Specialty Retail (2.5%)
O'Reilly Automotive Inc. [q]			317,417	146,354,630

Technology Hardware (1.8%)
Western Digital Corp.			2,878,038	105,192,289

Total investment in equities (97.1%) (cost $4,697,396,153)				5,723,998,042

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.65%	03/27/2021	250,000	245,151
Beneficial State Bank	0.50%	04/25/2021	250,000	244,309
Providence Bank & Trust	0.39%	03/22/2021	250,000	245,288

				734,748
Time Deposits (2.8%)
Anz, Melbourne	0.01%	10/01/2020	138,932,951	138,932,951
Barclays, London	0.01%	10/01/2020	25,367,477	25,367,477

				164,300,428
Total short-term securities (2.8%) (cost $165,035,176)				165,035,176

Total securities (99.9%) (cost $4,862,431,329)				5,889,033,218

Other assets and liabilities (0.1%)				3,720,020

Total net assets (100.0%)				5,892,753,238

q	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company

The portfolio of investments as of September 30, 2020 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2020, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Mid Cap Fund
Cost of long-term investments	$4,698,331,122

Unrealized appreciation	$1,204,288,550
Unrealized depreciation	(177,686,661)

Net unrealized appreciation	$1,026,601,889

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 – unadjusted quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2020, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$713,570,372	$—	$—	$713,570,372
Consumer Staples	218,572,480	—	—	218,572,480
Industrials	2,474,225,495	—	—	2,474,225,495
Information Technology	1,463,014,224	—	—	1,463,014,224
Materials	143,540,321	—	—	143,540,321
Real Estate	453,639,049	—	—	453,639,049
Utilities	257,436,101	—	—	257,436,101
Short-Term Investments	164,300,428	—	734,748	165,035,176

Total	$5,888,298,470	$—	$734,748	$5,889,033,218

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2020:

Certificates of Deposit
Balance as of December 31, 2019	$742,267
Discounts/premiums amortization	(7,519)
Purchases	500,000
Sales	(500,000)

Balance as of September 30, 2020	$734,748

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2020	Valuation Technique	Unobservable Input	(Weighted Average)
Certificates of Deposit	$734,748	Liquidity Discount	Discount for Lack of Marketability	4%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.